OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details 1) - USD ($)	Jun. 27, 2020	Jun. 29, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deferred Gain on Sale of Assets (1)(2)	$ 4,164,713	$ 4,731,338
Other Current Liabilitiesand Other Non Current Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deferred Gain on Sale of Assets (1)(2)	4,164,713	4,731,338
Contingent Consideration		20,197,690
Other Long Term Liabilities	50,820
Total Other Non-Current Liabilities	$ 4,215,533	$ 24,929,028